Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS
22.	BORROWINGS

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Secured bank borrowings are denominated in:
– Hong Kong Dollar	50,655	50,135	50,046
– Singapore Dollar	—	158,466	168,248
– US$	11,139	10,983	40,835
Unsecured bank borrowings are denominated in:
– Euro	475	—	—
– British Pound	35	25	13
	62,304	219,609	259,142

Shown as:
– current liabilities	741	176	50,232
– non-current liabilities	61,563	219,433	208,910
	62,304	219,609	259,142

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
The carrying amounts are repayable:
Within one year	741	176	50,232
Within a period of more than one year but no more than two years	302	50,321	30,210
Within a period of more than two years but no more than five years	51,003	159,046	168,863
More than five years	10,258	10,066	9,837
	62,304	219,609	259,142

Fixed-rate bank borrowings of US$11,139,000, US$10,983,000 and US$10,835,000 as of December 31, 2023, 2024 and 2025 respectively are bearing an interest rate 5.0% per annum. All other bank borrowings are bearing a variable interest rate with a weighted average contractual interest rate of 9.11% p.a., 4.03% p.a. and 5.46%, respectively, as of December 31, 2023, 2024 and 2025.

As of December 31, 2023, 2024 and 2025, the Group had bank borrowings of approximately US$61,794,000, US$219,584,000 and US$229,129,000, respectively, secured by the Group’s properties with carrying amounts of approximately US$194,635,000, US$551,099,000 and US$571,338,000, respectively. Among these pledged loans, US$50,758,000, US$50,135,000 and US$50,046,000 as of December 31, 2023, 2024 and 2025, respectively, are fully and irrevocably guaranteed by the holding companies of the non-controlling shareholder of the Group’s subsidiaries, who have the primary and direct contractual repayment liability for the loan, and in consideration for such guarantee we pay a quarterly guarantee fee of 1% per annum on the outstanding loan amount. Also, US$168,248 and US$158,466 as of December 2024 and 2025, respectively, are guaranteed by the Company and the holding company of the non-controlling shareholder of the Group’s subsidiaries based on the percentage of shareholding.

During the year ended December 31, 2025, TGE borrowed a secured bank loan US$30 million and used the proceeds to settle an equivalent amount of bank loan owed by AMTD IDEA Group. The amount was recorded through the intercompany current account. This borrowing is secured by the assets of TGE and a wholly owned subsidiary of TGE which are located in the United States and corporate guaranteed by and AMTD IDEA Group. The borrowing carried an interest rate at the daily Wall Street Journal Prime Rate. Such borrowings have a maturity period of 2 years.